Concentrations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	May 06, 2021
Concentrations (Details) [Line Items]
Deposit at financial institutions (in Dollars)	$ 12,954,480		$ 5,711,423
Revenue	14.10%			20.00%
Total revenue percentage	16.20%		100.00%
Customer [Member]
Concentrations (Details) [Line Items]
Total revenue percentage		10.00%
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Total revenue percentage			10.00%
Accounts Receivable [Member] | Customer One [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	10.70%
Total Revenue [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	32.90%	30.30%
Supplier One [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	59.40%
Supplier Two [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	22.50%
Supplier Three [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	12.50%
supplier [Member]
Concentrations (Details) [Line Items]
Total revenue percentage		10.00%
Guben Yanling Pill [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	30.40%	43.60%